Retirement Plans and Other Retiree Benefits - Fair Values of Pension Plan Assets by Asset Category (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Pre-notification period	95 days
Lockup period on expired purchases	2 years